Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 42,095	$ 43,015	$ 36,711
Trade receivables, net	1,264	681	936
Inventories	3,733	1,869	2,014
Prepayments and other current assets	5	1	10
Total current assets	47,097	45,566	39,671
Property, plant and equipment, net	25,682	25,691	27,375
Deposits paid for acquisition of property, plant and equipment		103
Right-of-use assets	157	164	186
Deferred tax assets	723	596	488
Total non-current assets	26,562	26,554	28,049
Total assets	73,659	72,120	67,720
Current liabilities:
Bank overdraft			2,545
Short-term bank borrowings	140		141
Trade payables		28
Accruals and other payables	564	357	529
Current portion of lease liabilities	18	17	16
Income tax payable	109	13	125
Total current liabilities	1,966	1,837	4,478
Lease liabilities, non-current portion	182	179	200
Total non-current liabilities	182	179	200
Total liabilities	2,148	2,016	4,678
Shareholders’ equity
Ordinary shares	18	18	16
Receivables from shareholders	(3,210)	(3,210)	(3,210)
Share premium	11,745	11,745	4,861
Retained profits	64,815	64,707	62,619
Accumulated other comprehensive loss	(4,396)	(5,695)	(3,783)
Other reserves	2,539	2,539	2,539
Total shareholders’ equity	71,511	70,104	63,042
Total liabilities and shareholders’ equity	73,659	72,120	67,720
Related Party
Current liabilities:
Amounts due to related parties	$ 1,135	$ 1,422	$ 1,122